Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill.
Change in carrying amount of goodwill	¥ 0	¥ 0	¥ 0
Impairment loss on goodwill	¥ 0	¥ 0	¥ 0